Dividends Per Share (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Dividends Per Share
The dividends recognized by the Company for the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	Dividends per share	Aggregate amount

	(In yen)	(In millions)
For the fiscal year ended March 31, 2025:
Common stock	¥105	¥412,240
For the fiscal year ended March 31, 2024:
Common stock	¥87	¥348,177
For the fiscal year ended March 31, 2023:
Common stock	¥73	¥301,627